Account Receivables, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Schedule of Account Receivables, Net	The following tables summarizes the Company’s accounts receivable:
	September 30, 2023	December 31, 2022
Trade receivables	$3,024,314	$1,149,301
Interest receivable	53,951	31,227
Less: allowance for credit losses	(408,996)	(58,834)
Accounts receivable, net	$2,669,269	$1,121,694
Allowance for doubtful accounts:
Balance December 31, 2022	$(58,834)
Provision	(343,172)
Write-off	(6,990)
Recoveries	—
Balance at September 30, 2023	$(408,996)
The following tables summarizes the Company’s account receivables:
	As of December 31,
	2022	2021
Trade receivables	$1,180,528	$1,949,896
Less: allowance for doubtful accounts	(58,834)	(63,188)
Accounts receivable, net	$1,121,694	$1,886,708

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts:
Balance December 31, 2020	$—
Provision	—
Write-off	—
Recoveries	—
Balance December 31, 2021	$(63,188)
Provision	—
Write-off	4,354
Recoveries	—
Balance December 31, 2022	$(58,834)